OTHER OPERATING INCOME/(EXPENSES)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
OTHER OPERATING INCOME/(EXPENSES)

36)	OTHER OPERATING INCOME/(EXPENSES)

	R$ thousands
	Year ended December 31
	2024	2023	2022
Tax expenses	(6,874,960)	(7,343,849)	(7,565,683)
Legal provision	(5,953,971)	(6,351,410)	(2,961,314)
Income from sales of non-current assets, investments, and property and equipment, net	191,948	193,968	662,967
Card marketing expenses	(4,240,502)	(3,544,693)	(3,478,163)
Other	(1,215,611)	121,428	(4,122,991)
Total	(18,093,096)	(16,924,556)	(17,465,184)